Shareholders' Equity (Details) - Schedule of Share-Based Compensation Expense for RSUs - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Share-Based Compensation Expense for RSUs [Abstract]
Research and development	$ 21
Sales and marketing	12
General and administrative	135
Total Share-based compensation expense	$ 168